Restricted Cash (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details of restricted cash
Current Assets	$ 55	$ 55	$ 57
Noncurrent Assets	16	16	16
Customer collections related to transition bonds used only to service debt and pay expenses
Details of restricted cash
Current Assets		55	57
Reserve for fees associated with transition bonds
Details of restricted cash
Noncurrent Assets		10	10
Reserve for shortfalls of transition bond charges
Details of restricted cash
Noncurrent Assets		$ 6	$ 6